UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-215

Fidelity Hastings Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Debt Fund

March 31, 2016

SED-QTLY-0516
1.924255.105

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.5%
		Principal Amount(a)	Value
Argentina - 3.3%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		$3,515,190	$3,736,647
10.75% 12/1/20 (Reg. S)		359,100	381,723
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		1,793,696	1,845,265
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,635,000	1,741,275
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		205,000	206,281
11.5% 7/20/20 (Reg. S)		10,000	10,725
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,665,000	1,667,498
Pan American Energy LLC 7.875% 5/7/21 (b)		3,035,000	3,010,720
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		430,000	425,700
9.625% 5/14/20 (b)		7,927,345	8,125,528
YPF SA:
8.5% 3/23/21 (b)		1,160,000	1,161,450
8.5% 7/28/25 (b)		2,535,000	2,470,358
8.75% 4/4/24 (b)		8,125,000	8,043,750
8.875% 12/19/18 (b)		2,555,000	2,652,090

TOTAL ARGENTINA			35,479,010

Azerbaijan - 0.6%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		1,685,000	1,558,625
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,040,000	2,041,938
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		3,025,000	2,654,655

TOTAL AZERBAIJAN			6,255,218

Bailiwick of Jersey - 0.6%
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		6,475,000	6,386,461
5.625% 4/29/20 (Reg. S)		550,000	542,479

TOTAL BAILIWICK OF JERSEY			6,928,940

Bangladesh - 0.6%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		5,855,000	6,059,925
Bermuda - 0.2%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		2,460,000	2,066,400
7.875% 8/1/21 (b)		600,000	504,000

TOTAL BERMUDA			2,570,400

Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20(b)		1,545,000	1,531,481
5.75% 9/26/23 (b)		2,015,000	1,941,856
6.369% 6/16/18 (b)		1,025,000	1,057,267

TOTAL BRAZIL			4,530,604

British Virgin Islands - 0.8%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (b)	BRL	13,537,000	3,501,289
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		5,855,000	5,269,500
4.875% 10/7/20 (Reg. S)		300,000	270,000

TOTAL BRITISH VIRGIN ISLANDS			9,040,789

Canada - 0.6%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		4,635,000	4,136,738
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		12,623,000	2,145,910
Sino-Forest Corp. 6.25% 10/21/17 (b)(c)		3,220,000	0

TOTAL CANADA			6,282,648

Cayman Islands - 0.4%
Vale Overseas Ltd.:
4.375% 1/11/22		2,565,000	2,183,456
4.625% 9/15/20		1,905,000	1,757,363

TOTAL CAYMAN ISLANDS			3,940,819

Chile - 0.1%
Empresa Nacional de Petroleo 4.75% 12/6/21 (b)		615,000	643,632
Dominican Republic - 0.2%
Banco de Reservas de La Republica Dominicana 7% 2/1/23(b)		1,980,000	1,906,740
Georgia - 1.0%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		5,015,000	5,176,483
7.75% 7/5/17 (Reg. S)		1,100,000	1,135,420
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (b)		2,435,000	2,435,974
6.875% 5/16/17 (Reg. S)		450,000	450,180
JSC Georgian Railway 7.75% 7/11/22 (b)		1,365,000	1,450,313

TOTAL GEORGIA			10,648,370

Indonesia - 1.7%
PT Pertamina Persero:
4.3% 5/20/23 (b)		1,430,000	1,394,875
4.3% 5/20/23 (Reg S.)		1,000,000	975,437
4.875% 5/3/22 (b)		2,270,000	2,305,830
5.25% 5/23/21 (b)		2,000,000	2,093,524
5.625% 5/20/43 (b)		2,809,000	2,473,990
5.625% 5/20/43 (Reg. S)		900,000	792,663
6% 5/3/42 (b)		3,845,000	3,509,766
6.5% 5/27/41 (b)		4,795,000	4,676,779

TOTAL INDONESIA			18,222,864

Ireland - 2.3%
EDC Finance Ltd. 4.875% 4/17/20 (b)		6,265,000	5,864,353
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		1,645,000	1,629,267
MTS International Funding Ltd. 8.625% 6/22/20 (b)		6,420,000	7,303,135
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		9,025,000	9,656,931

TOTAL IRELAND			24,453,686

Kazakhstan - 0.9%
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (b)		1,050,000	1,079,001
7% 5/5/20 (b)		1,088,000	1,142,400
9.125% 7/2/18 (b)		925,000	1,008,481
Zhaikmunai International BV:
7.125% 11/13/19 (b)		7,600,000	6,024,520
7.125% 11/13/19 (Reg. S)		450,000	356,715

TOTAL KAZAKHSTAN			9,611,117

Korea (South) - 0.1%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	104,200,000	1,568,261
Luxembourg - 3.8%
EVRAZ Group SA:
6.5% 4/22/20 (b)		2,735,000	2,624,944
9.5% 4/24/18 (Reg. S)		6,075,000	6,477,955
MHP SA 8.25% 4/2/20 (b)		1,220,000	1,070,794
Millicom International Cellular SA 6.625% 10/15/21 (b)		3,275,000	3,295,469
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		2,255,000	2,408,295
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		5,615,000	4,878,031
5.875% 3/1/18		7,185,000	6,896,163
6.875% 1/20/40		8,820,000	6,350,400
SB Capital SA 5.5% 2/26/24 (b)(d)		4,030,000	3,661,739
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		1,075,000	1,045,438
7.75% 1/27/18		1,520,000	1,541,526

TOTAL LUXEMBOURG			40,250,754

Mexico - 7.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	62,900,000	3,466,624
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		1,600,000	1,584,000
Nacional Financiera SNC 3.375% 11/5/20 (b)		2,410,000	2,428,075
Pemex Project Funding Master Trust:
6.625% 6/15/35		13,130,000	12,604,800
6.625% 6/15/38		285,000	270,038
8.625% 12/1/23 (d)		320,000	374,400
Petroleos Mexicanos:
3.5% 1/30/23		3,355,000	3,040,469
4.875% 1/18/24		2,600,000	2,548,650
5.5% 2/4/19 (b)		3,505,000	3,671,488
5.5% 1/21/21		2,330,000	2,417,375
5.5% 6/27/44		7,975,000	6,626,428
6.375% 2/4/21 (b)		1,680,000	1,791,720
6.375% 1/23/45		7,855,000	7,281,585
6.5% 6/2/41		13,870,000	13,058,605
6.625% (b)(e)		13,320,000	12,087,900
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		6,160,000	3,942,400
7.625% 9/18/20 (Reg S.)		515,000	301,275

TOTAL MEXICO			77,495,832

Netherlands - 2.7%
GTB Finance BV 6% 11/8/18 (b)		7,100,000	6,523,835
HSBK BV:
7.25% 5/3/17 (b)		4,180,000	4,241,137
7.25% 5/3/17 (Reg. S)		550,000	558,044
Metinvest BV:
8.75% 2/14/18 (Reg. S)		1,279,831	576,180
10.5% 11/28/17 (b)		8,387,046	3,775,848
10.5% 11/28/17 (Reg. S)		497,805	224,112
Nord Gold NV 6.375% 5/7/18 (b)		2,380,000	2,453,647
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		4,295,000	3,393,050
Petrobras Global Finance BV:
2.762% 1/15/19 (d)		740,000	601,324
3% 1/15/19		6,585,000	5,659,307
VimpelCom Holdings BV 9% 2/13/18 (Reg S.)	RUB	76,710,000	1,099,972

TOTAL NETHERLANDS			29,106,456

Nigeria - 0.7%
Zenith Bank PLC 6.25% 4/22/19 (b)		8,510,000	7,687,253
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,105,000	1,820,825
Turkey - 0.3%
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		3,000,000	3,144,546
United Kingdom - 0.6%
Afren PLC:
6.625% 12/9/20 (b)(c)		3,634,989	7,270
10.25% 4/8/19 (Reg. S) (c)		4,990,425	9,981
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		1,745,000	1,535,600
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		5,970,000	4,001,094
10.375% 4/7/19 (b)		1,106,000	741,241

TOTAL UNITED KINGDOM			6,295,186

United States of America - 0.4%
CEMEX Finance LLC 9.375% 10/12/22 (b)		1,385,000	1,523,500
Southern Copper Corp. 7.5% 7/27/35		2,775,000	2,900,255

TOTAL UNITED STATES OF AMERICA			4,423,755

Venezuela - 3.7%
Petroleos de Venezuela SA:
5.375% 4/12/27		6,890,000	2,186,886
5.5% 4/12/37		1,725,000	547,688
6% 5/16/24 (b)		8,065,000	2,459,825
6% 11/15/26 (b)		7,860,000	2,424,810
8.5% 11/2/17 (b)		41,510,000	22,000,300
8.5% 11/2/17 (Reg. S)		2,400,000	1,272,000
9% 11/17/21 (Reg. S)		2,515,000	933,694
9.75% 5/17/35 (b)		11,925,000	4,531,500
12.75% 2/17/22 (b)		6,585,000	2,999,468

TOTAL VENEZUELA			39,356,171

TOTAL NONCONVERTIBLE BONDS
(Cost $406,154,373)			357,723,801

Government Obligations - 56.2%
Argentina - 7.4%
Argentine Republic:
7% 4/17/17		35,635,000	35,959,674
8.28% 12/31/33 (c)		9,267,471	11,074,628
8.75% 6/2/17 (c)		6,525,000	7,715,813
Buenos Aires Province:
9.375% 9/14/18 (b)		2,610,000	2,714,400
10.875% 1/26/21 (b)		100,000	108,250
10.875% 1/26/21 (Reg. S)		11,300,000	12,232,250
City of Buenos Aires:
8.95% 2/19/21 (b)		1,625,000	1,742,813
9.95% 3/1/17 (b)		1,490,000	1,557,050
Provincia de Cordoba 12.375% 8/17/17 (b)		5,240,000	5,515,100

TOTAL ARGENTINA			78,619,978

Armenia - 0.8%
Republic of Armenia:
6% 9/30/20 (b)		5,521,000	5,456,625
7.15% 3/26/25 (b)		2,675,000	2,633,270

TOTAL ARMENIA			8,089,895

Azerbaijan - 0.1%
Azerbaijan Republic 4.75% 3/18/24 (b)		1,300,000	1,235,000
Belarus - 1.0%
Belarus Republic 8.95% 1/26/18		10,035,000	10,436,400
Brazil - 4.5%
Brazilian Federative Republic:
4.25% 1/7/25		8,390,000	7,697,825
5.625% 1/7/41		11,955,000	10,311,188
6% 4/7/26		3,285,000	3,334,275
7.125% 1/20/37		10,765,000	10,872,650
8.25% 1/20/34		14,030,000	15,678,525

TOTAL BRAZIL			47,894,463

Colombia - 2.1%
Colombian Republic:
4.375% 3/21/23	COP	20,627,000,000	5,757,392
5% 6/15/45		2,250,000	2,092,500
5.625% 2/26/44		2,375,000	2,363,125
6.125% 1/18/41		1,520,000	1,596,000
7.375% 9/18/37		2,675,000	3,163,188
10.375% 1/28/33		5,384,000	7,658,740

TOTAL COLOMBIA			22,630,945

Congo - 0.7%
Congo Republic 4% 6/30/29 (f)		10,840,412	7,864,719
Costa Rica - 0.6%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,430,000	1,090,375
7% 4/4/44 (b)		3,840,000	3,465,600
7.158% 3/12/45 (b)		2,500,000	2,262,500

TOTAL COSTA RICA			6,818,475

Croatia - 1.4%
Croatia Republic:
5.5% 4/4/23 (b)		3,115,000	3,286,686
6% 1/26/24 (b)		1,150,000	1,251,476
6.375% 3/24/21 (b)		4,670,000	5,101,975
6.625% 7/14/20 (b)		3,010,000	3,306,485
6.75% 11/5/19 (b)		2,300,000	2,523,422

TOTAL CROATIA			15,470,044

Dominican Republic - 2.4%
Dominican Republic:
1.4674% 8/30/24 (d)		9,915,000	9,825,765
5.5% 1/27/25 (b)		1,520,000	1,520,000
6.85% 1/27/45 (b)		3,520,000	3,484,800
6.875% 1/29/26 (b)		2,450,000	2,603,125
7.45% 4/30/44 (b)		4,385,000	4,604,250
7.5% 5/6/21 (b)		3,335,000	3,635,150

TOTAL DOMINICAN REPUBLIC			25,673,090

El Salvador - 0.2%
El Salvador Republic:
7.625% 2/1/41 (b)		575,000	489,469
7.65% 6/15/35 (Reg. S)		1,635,000	1,430,625

TOTAL EL SALVADOR			1,920,094

Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (b)		1,075,000	1,158,313
Hungary - 0.9%
Hungarian Republic:
5.375% 3/25/24		1,704,000	1,908,361
5.75% 11/22/23		2,167,000	2,468,213
7.625% 3/29/41		3,728,000	5,278,848

TOTAL HUNGARY			9,655,422

Indonesia - 4.1%
Indonesian Republic:
3.375% 4/15/23 (b)		1,615,000	1,577,761
4.75% 1/8/26 (b)		1,625,000	1,704,799
4.875% 5/5/21 (b)		2,365,000	2,546,405
5.25% 1/17/42 (b)		3,195,000	3,210,604
5.375% 10/17/23		1,450,000	1,590,666
5.95% 1/8/46 (b)		1,590,000	1,762,194
6.625% 2/17/37 (b)		3,675,000	4,260,486
6.75% 1/15/44 (b)		3,645,000	4,405,803
7.75% 1/17/38 (b)		7,920,000	10,186,482
8.5% 10/12/35 (Reg. S)		7,645,000	10,351,850
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		1,655,000	1,656,986

TOTAL INDONESIA			43,254,036

Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,860,000	8,147,820
Ivory Coast - 0.9%
Ivory Coast 5.75% 12/31/32		10,315,000	9,515,588
Kazakhstan - 0.4%
Kazakhstan Republic:
5.125% 7/21/25 (b)		2,140,000	2,203,665
6.5% 7/21/45 (b)		1,650,000	1,713,525

TOTAL KAZAKHSTAN			3,917,190

Lebanon - 0.9%
Lebanese Republic:
4% 12/31/17		4,491,000	4,451,704
5.45% 11/28/19		2,760,000	2,711,314
6.375% 3/9/20		2,570,000	2,589,172

TOTAL LEBANON			9,752,190

Mexico - 2.4%
United Mexican States:
4% 10/2/23		2,618,000	2,742,355
4.6% 1/23/46		1,820,000	1,774,500
4.75% 3/8/44		5,603,000	5,588,993
5.55% 1/21/45		1,440,000	1,594,800
6.05% 1/11/40		6,461,000	7,575,523
6.5% 6/10/21	MXN	55,850,000	3,394,789
6.75% 9/27/34		2,500,000	3,218,750

TOTAL MEXICO			25,889,710

Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,593,750	4,467,422
Nigeria - 0.3%
Central Bank of Nigeria warrants 11/15/20 (g)(h)		3,750	181,000
Republic of Nigeria 5.125% 7/12/18 (b)		3,270,000	3,237,300

TOTAL NIGERIA			3,418,300

Pakistan - 0.7%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		6,165,000	6,482,960
8.25% 4/15/24 (b)		1,150,000	1,221,424

TOTAL PAKISTAN			7,704,384

Panama - 0.4%
Panamanian Republic:
6.7% 1/26/36		1,120,000	1,428,000
8.875% 9/30/27		640,000	916,800
9.375% 4/1/29		1,045,000	1,557,050

TOTAL PANAMA			3,901,850

Peru - 0.6%
Peruvian Republic:
4% 3/7/27 (f)		3,350,000	3,350,000
8.75% 11/21/33		1,705,000	2,519,138

TOTAL PERU			5,869,138

Philippines - 0.8%
Philippine Republic:
7.75% 1/14/31		2,820,000	4,287,773
9.5% 2/2/30		2,520,000	4,256,930

TOTAL PHILIPPINES			8,544,703

Romania - 0.4%
Romanian Republic:
4.375% 8/22/23 (b)		2,094,000	2,226,362
6.125% 1/22/44 (b)		1,640,000	2,001,007

TOTAL ROMANIA			4,227,369

Russia - 4.8%
Russian Federation:
4.5% 4/4/22 (b)		1,400,000	1,434,219
4.875% 9/16/23 (b)		5,875,000	6,135,674
5% 4/29/20 (b)		3,225,000	3,385,928
5.625% 4/4/42 (b)		4,000,000	4,043,552
5.875% 9/16/43 (b)		6,000,000	6,191,100
7.5% 3/31/30 (Reg. S)		4,047,190	4,939,895
12.75% 6/24/28 (Reg. S)		15,355,000	25,470,874

TOTAL RUSSIA			51,601,242

Serbia - 0.9%
Republic of Serbia:
4.875% 2/25/20 (b)		1,055,000	1,071,160
6.75% 11/1/24 (b)		5,224,583	5,395,688
7.25% 9/28/21 (b)		2,875,000	3,212,813

TOTAL SERBIA			9,679,661

Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		1,050,000	1,029,129
5.875% 7/25/22 (b)		1,145,000	1,078,634
6% 1/14/19 (b)		795,000	793,195
6.25% 10/4/20 (b)		3,600,000	3,564,900
6.25% 7/27/21 (b)		1,620,000	1,580,119

TOTAL SRI LANKA			8,045,977

Tanzania - 0.1%
United Republic of Tanzania 6.8921% 3/9/20 (d)		1,057,778	1,063,067
Turkey - 5.9%
Turkish Republic:
3.25% 3/23/23		1,250,000	1,178,123
5.125% 3/25/22		2,815,000	2,959,100
5.625% 3/30/21		3,535,000	3,813,926
6.25% 9/26/22		3,125,000	3,475,000
6.75% 5/30/40		3,965,000	4,649,359
6.875% 3/17/36		7,995,000	9,437,122
7% 3/11/19		1,345,000	1,488,243
7% 6/5/20		2,270,000	2,569,277
7.25% 3/5/38		5,545,000	6,835,876
7.375% 2/5/25		7,450,000	8,928,825
7.5% 11/7/19		6,105,000	6,961,324
8% 2/14/34		2,475,000	3,236,112
9.4% 7/8/20	TRY	7,570,000	2,667,688
11.875% 1/15/30		2,895,000	4,926,184

TOTAL TURKEY			63,126,159

Ukraine - 1.4%
Ukraine Government:
0% 5/31/40 (b)(d)		3,326,000	1,087,203
7.75% 9/1/19 (b)		1,532,000	1,441,535
7.75% 9/1/20 (b)		1,780,000	1,669,551
7.75% 9/1/21 (b)		1,637,000	1,515,436
7.75% 9/1/22 (b)		1,637,000	1,497,855
7.75% 9/1/23 (b)		1,637,000	1,480,830
7.75% 9/1/24 (b)		1,637,000	1,463,396
7.75% 9/1/25 (b)		1,637,000	1,451,119
7.75% 9/1/26 (b)		1,637,000	1,444,456
7.75% 9/1/27 (b)		2,187,000	1,930,137

TOTAL UKRAINE			14,981,518

United States of America - 4.2%
U.S. Treasury Notes 1.375% 4/30/20		44,068,000	44,536,210
Uruguay - 0.4%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,430,000	4,390,400
Venezuela - 1.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		57,010	228,040
9.25% 9/15/27		12,760,000	5,104,000
11.95% 8/5/31 (Reg. S)		7,230,000	2,855,850
12.75% 8/23/22		4,740,000	2,038,200
13.625% 8/15/18		968,000	587,576

TOTAL VENEZUELA			10,813,666

Vietnam - 1.4%
Vietnamese Socialist Republic:
4% 3/12/28 (f)		10,728,083	10,500,111
4.8% 11/19/24 (b)		1,580,000	1,583,855
6.75% 1/29/20 (b)		2,890,000	3,202,499

TOTAL VIETNAM			15,286,465

TOTAL GOVERNMENT OBLIGATIONS
(Cost $595,476,712)			599,600,903

Sovereign Loan Participations - 0.5%
Indonesia - 0.5%
Indonesian Republic loan participation:
Goldman Sachs 1.56% 12/14/19 (d)		2,870,556	2,813,144
Mizuho 1.5625% 12/14/19 (d)		2,318,441	2,272,072

TOTAL INDONESIA

(Cost $5,052,602)			5,085,216

Preferred Securities - 1.5%
Brazil - 0.4%
Cosan Overseas Ltd. 8.25% (e)		4,820,000	4,110,691
British Virgin Islands - 0.1%
Magnesita Finance Ltd.:
8.625% (b)(e)		1,895,000	1,128,690
8.625% (Reg. S) (e)		300,000	178,684

TOTAL BRITISH VIRGIN ISLANDS			1,307,374

Cayman Islands - 1.0%
Banco Do Brasil SA 9% (b)(d)(e)		3,065,000	2,206,247
CSN Islands XII Corp. 7% (Reg. S) (e)		5,415,000	2,121,120
Odebrecht Finance Ltd.:
7.5% (b)(e)		13,735,000	5,846,687
7.5% (Reg. S) (e)		300,000	127,701

TOTAL CAYMAN ISLANDS			10,301,755

TOTAL PREFERRED SECURITIES
(Cost $26,356,124)			15,719,820
		Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 0.39% (i)
(Cost $72,021,255)		72,021,255	72,021,255
TOTAL INVESTMENT PORTFOLIO - 98.4%
(Cost $1,105,061,066)			1,050,150,995
NET OTHER ASSETS (LIABILITIES) - 1.6%			16,633,914
NET ASSETS - 100%			$1,066,784,909

Currency Abbreviations

BRL – Brazilian real

COP – Colombian peso

INR – Indian rupee

MXN – Mexican peso

RUB – Russian ruble

TRY – Turkish Lira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $418,391,152 or 39.2% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Non-income producing

 (h) Quantity represents share amount.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$65,089
Total	$65,089

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$357,723,801	$--	$357,723,801	$--
Government Obligations	599,600,903	--	596,022,863	3,578,040
Sovereign Loan Participations	5,085,216	--	--	5,085,216
Preferred Securities	15,719,820	--	15,719,820	--
Money Market Funds	72,021,255	72,021,255	--	--
Total Investments in Securities:	$1,050,150,995	$72,021,255	$969,466,484	$8,663,256

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $1,091,201,413. Net unrealized depreciation aggregated $41,050,418, of which $45,080,840 related to appreciated investment securities and $86,131,258 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016